Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

January 31, 2021

GCS-QTLY-0321
1.879386.111

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Chemicals - 13.9%
Fertilizers & Agricultural Chemicals - 13.9%
CF Industries Holdings, Inc.	187,660	$7,765,371
Corteva, Inc.	378,800	15,098,968
FMC Corp.	134,700	14,586,663
Icl Group Ltd.	377,800	2,031,808
Nutrien Ltd.	541,583	26,673,622
The Mosaic Co.	207,861	5,396,072
		71,552,504
Construction Materials - 0.8%
Construction Materials - 0.8%
Summit Materials, Inc. (a)	200,800	4,122,424
Food Products - 7.7%
Agricultural Products - 7.7%
Archer Daniels Midland Co.	416,600	20,834,166
Bunge Ltd.	166,800	10,915,392
Darling Ingredients, Inc. (a)	75,900	4,706,559
Wilmar International Ltd.	716,700	2,843,277
		39,299,394
Metals & Mining - 42.2%
Aluminum - 0.2%
Kaiser Aluminum Corp.	13,600	1,179,120
Copper - 9.1%
Antofagasta PLC	121,800	2,386,445
ERO Copper Corp. (a)	309,800	4,523,141
First Quantum Minerals Ltd.	840,924	14,007,180
Freeport-McMoRan, Inc.	283,400	7,626,294
Lundin Mining Corp.	2,022,800	18,033,173
		46,576,233
Diversified Metals & Mining - 16.9%
Anglo American PLC (United Kingdom)	267,881	8,860,277
BHP Billiton Ltd.	532,419	17,755,637
BHP Group PLC	426,180	11,679,605
Grupo Mexico SA de CV Series B	451,120	1,933,088
Ivanhoe Mines Ltd. (a)	672,400	3,212,797
MMC Norilsk Nickel PJSC	25,540	8,221,895
MMC Norilsk Nickel PJSC sponsored ADR	132,300	4,264,029
Nickel Mines Ltd.	3,801,756	3,660,920
Rio Tinto PLC	342,683	25,998,377
Teck Resources Ltd. Class B (sub. vtg.)	82,200	1,501,616
		87,088,241
Gold - 7.3%
Agnico Eagle Mines Ltd. (Canada)	44,700	3,120,523
AngloGold Ashanti Ltd.	44,600	1,039,300
Barrick Gold Corp. (Canada)	361,947	8,083,837
Franco-Nevada Corp.	49,871	5,940,840
Kirkland Lake Gold Ltd.	35,100	1,348,828
Newcrest Mining Ltd.	125,389	2,407,213
Newmont Corp.	181,900	10,841,240
Wheaton Precious Metals Corp.	120,800	4,961,420
		37,743,201
Precious Metals & Minerals - 0.8%
Anglo American Platinum Ltd.	11,400	1,134,136
Impala Platinum Holdings Ltd.	215,300	2,907,531
		4,041,667
Steel - 7.9%
ArcelorMittal SA (Netherlands) (a)	188,100	4,118,425
Commercial Metals Co.	203,500	4,006,915
Fortescue Metals Group Ltd.	780,229	12,993,159
JFE Holdings, Inc. (a)	183,700	1,594,189
Nucor Corp.	41,392	2,017,032
POSCO	10,784	2,367,596
Steel Dynamics, Inc.	134,700	4,616,169
Vale SA	559,200	8,988,858
		40,702,343

TOTAL METALS & MINING		217,330,805

Oil, Gas & Consumable Fuels - 27.1%
Integrated Oil & Gas - 22.0%
BP PLC (a)	2,763,794	10,270,136
Chevron Corp.	278,800	23,753,760
Equinor ASA	122,400	2,212,776
Exxon Mobil Corp.	575,900	25,823,356
Lukoil PJSC sponsored ADR	77,000	5,479,320
Occidental Petroleum Corp.	60,800	1,219,648
Occidental Petroleum Corp. warrants 8/3/27 (a)	6,687	58,511
Petroleo Brasileiro SA - Petrobras (ON)	1,432,100	7,153,433
Royal Dutch Shell PLC Class B (United Kingdom)	705,734	12,299,882
Total SA	592,314	24,965,104
		113,235,926
Oil & Gas Exploration & Production - 4.7%
Cabot Oil & Gas Corp.	204,300	3,744,819
ConocoPhillips Co.	131,800	5,275,954
Diamondback Energy, Inc.	26,400	1,496,616
EQT Corp.	113,800	1,856,078
Hess Corp.	65,300	3,524,894
Magnolia Oil & Gas Corp. Class A (a)	225,800	1,912,526
NOVATEK OAO GDR (Reg. S)	11,500	1,927,400
Pioneer Natural Resources Co.	34,210	4,135,989
		23,874,276
Oil & Gas Refining & Marketing - 0.4%
Renewable Energy Group, Inc. (a)	23,600	2,114,560

TOTAL OIL, GAS & CONSUMABLE FUELS		139,224,762

Paper & Forest Products - 7.0%
Forest Products - 1.2%
Svenska Cellulosa AB (SCA) (B Shares)	199,200	3,514,958
West Fraser Timber Co. Ltd. (b)	41,500	2,659,245
		6,174,203
Paper Products - 5.8%
Mondi PLC	364,700	8,632,209
Nine Dragons Paper (Holdings) Ltd.	1,364,000	2,111,115
Oji Holdings Corp.	208,300	1,256,820
Stora Enso Oyj (R Shares)	604,200	10,998,404
Suzano Papel e Celulose SA (a)	618,245	7,011,387
		30,009,935

TOTAL PAPER & FOREST PRODUCTS		36,184,138

TOTAL COMMON STOCKS
(Cost $455,780,342)		507,714,027

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (c)	7,226,651	7,228,097
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	2,144,298	2,144,513
TOTAL MONEY MARKET FUNDS
(Cost $9,372,610)		9,372,610
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $465,152,952)		517,086,637
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,516,889)
NET ASSETS - 100%		$514,569,748

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,258
Fidelity Securities Lending Cash Central Fund	548
Total	$2,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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